Segment reporting - Non-current assets excluding financial instruments and deferred taxes by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	$ 786	$ 1,352
Right-of-use assets	1,462	2,050	$ 1,044
Intangible assets	12,977	266
Goodwill	1,836	1,501
Long-term deferred platform commission fees	94,682	$ 116,533
Loans receivable - non-current	3,317
Non-current assets	115,060
Cyprus
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	672
Right-of-use assets	1,298
Intangible assets	12,959
Goodwill	1,836
Long-term deferred platform commission fees	94,682
Loans receivable - non-current	3,317
Non-current assets	114,764
Armenia
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	67
Right-of-use assets	164
Intangible assets	17
Non-current assets	248
Kazakhstan
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	46
Intangible assets	1
Non-current assets	47
Spain
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	1
Non-current assets	$ 1